Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events
NOTE 7:-	SUBSEQUENT EVENTS

a.	Further to the disclosure in Note 5b, during July 2025, the Company sold 243,072 Ordinary shares under the ATM for a total amount of $861, net of issuance cost.

b.	On July 4, 2025, the One Big Beautiful Bill Act (OBBBA) was signed into law. This legislation includes changes to U.S. federal tax law, which may be subject to further clarification and the issuance of interpretive guidance.

The Company is assessing the legislation and its effect on the consolidated financial statements.